Income Tax Expenses - Summary of Movement In Deferred Tax Balance (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 15, 2023	Apr. 01, 2023
Movement in deferred tax balance [line items]
Beginning balance		$ 4,217
Beginning balance		2,938
Ending balance		3,496	$ 4,217
Ending balance		2,125	2,938
Movement in deferred tax liabilities
Movement in deferred tax balance [line items]
Balance				$ 1,251	$ 1,251
Beginning balance	$ 4,432	4,217	3,684
Recognized in profit or loss	(775)	(721)	533
Effect of movement in exchange rates	27
Ending balance	3,684	3,496	4,217
Movement in deferred tax assets
Movement in deferred tax balance [line items]
Balance				$ 3,237	$ 3,237
Beginning balance	3,237	2,938	2,574
Recognized in profit or loss	(603)	(813)	364
Effect of movement in exchange rates	(60)
Ending balance	$ 2,574	$ 2,125	$ 2,938